CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (Parenthetical)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 ¥ / shares
Profit or loss [abstract]
Basic and diluted (loss)/earnings per share | (per share)	$ (0.44)	¥ (3.00)	¥ (5.91)	¥ 3.89